Investment Objectives and Goals	May 01, 2026
LoCorr Macro Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR MACRO STRATEGIES FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is capital appreciation in rising and falling equity markets
Objective, Secondary [Text Block]	with managing volatility as a secondary objective.
LoCorr Long/Short Commodities Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is capital appreciation in rising and falling commodities markets
Objective, Secondary [Text Block]	with managing volatility as a secondary objective.
LoCorr Market Trend Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR MARKET TREND FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is capital appreciation in rising and falling equity markets
Objective, Secondary [Text Block]	with managing volatility as a secondary objective.
LoCorr Dynamic Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR DYNAMIC OPPORTUNITY FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
LoCorr Spectrum Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR SPECTRUM INCOME FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is current income
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
LoCorr Hedged Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR HEDGED CORE FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is capital appreciation in rising and falling equity and commodities markets
Objective, Secondary [Text Block]	with managing volatility as a secondary objective.
LoCorr Strategic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	LOCORR STRATEGIC ALLOCATION FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund's primary investment objective is capital appreciation.